Share-Based Comepsantion (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Comepsantion [Abstract]
Schedule of Transaction Activities of Share Options	For the three and six months ended June 30, 2024 and 2023, the transaction activities of share options were as below:
	Number of options	Weighted average exercise price per option
Outstanding at December 31, 2022	817,500	$1.03
Forfeited	(12,500)	$1.50
Outstanding at March 31, 2023	805,000	$1.02
Forfeited	(202,500)	$1.00
Outstanding at June 30, 2023	602,500	$1.02

Outstanding at December 31, 2023	590,000	$1.02
Forfeited	(192,500)	$1.03
Outstanding at March 31, 2024	397,500	$1.02
Forfeited	(12,500)	$1.00
Outstanding at June 30, 2024	385,000	$1.02
For the years ended December 31, 2023 and 2022, the transaction activities of share options were as below:
	Number of options	Weighted average exercise price per option
Outstanding at December 31, 2021	855,000	$1.03
Forfeited	(37,500)	$1.20
Outstanding at December 31, 2022	817,500	$1.03

Outstanding at December 31, 2022	817,500	$1.03
Forfeited	(227,500)	$1.03
Outstanding at December 31, 2023	590,000	$1.02

Schedule of Outstanding Share Options to Employees	The following table summarizes information with respect to outstanding share options to employees as of June 30, 2024.
	Number of options	Weighted average remaining contractual term (years)
Share options	385,000	0.63

The following table summarizes information with respect to outstanding share options to employees as of December 31, 2023.
	Number of options	Weighted average remaining contractual term (years)
Share options for Class B Shares	562,500	0.99
Share options for Class C Shares	27,500	0.53
	590,000	0.97